UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      WealthTrust Arizona

Address:   8434 E. Shea Boulevard
           Scottsdale, AZ  85260


Form 13F File Number:  028-12709


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $        67094
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AE Biofuels Inc                COM              00101P102        8    42000 SH       Sole                                      42000
AT&T Incorporated              COM              00206R102      231     8928 SH       Sole                                       8928
American Tower Corporation     COM              029912201     1895    44475 SH       Sole                                      44475
Apple Inc.                     COM              037833100      296     1260 SH       Sole                                       1260
BHP Billiton Plc ADR           COM              05545E209     1361    19886 SH       Sole                                      19886
Banco Santander Brasil Ads Rep COM              05967A107     1197    96331 SH       Sole                                      96331
Baxter International Inc.      COM              071813109     1345    23107 SH       Sole                                      23107
Berkshire Hathaway Inc. Class  COM              084670702      270     3328 SH       Sole                                       3328
Boeing Company                 COM              097023105      691     9514 SH       Sole                                       9514
C.H. Robinson Worldwide, Inc.  COM              12541W209     1235    22112 SH       Sole                                      22112
Canadian Nat Res Ltd           COM              136385101      905    12224 SH       Sole                                      12224
Capstone Turbine Corp          COM              14067D102       13    10000 SH       Sole                                      10000
Caterpillar Inc.               COM              149123101     2416    38439 SH       Sole                                      38439
Chevron Corporation            COM              166764100     1247    16438 SH       Sole                                      16438
Cisco Systems, Inc.            COM              17275R102      204     7851 SH       Sole                                       7851
Coca-Cola Company              COM              191216100      385     7000 SH       Sole                                       7000
ConocoPhillips                 COM              20825C104      349     6815 SH       Sole                                       6815
E*Trade Finl Corp              COM              269246104       18    11000 SH       Sole                                      11000
Eastbridge Invt Gp             COM              276050101     2227 19194014 SH       Sole                                   19194014
Exxon Mobil Corporation        COM              30231G102     1733    25879 SH       Sole                                      25879
FPL Group, Inc.                COM              302571104      975    20176 SH       Sole                                      20176
General Electric Company       COM              369604103      312    17155 SH       Sole                                      17155
Goldman Sachs Group, Inc.      COM              38141G104      844     4945 SH       Sole                                       4945
Halliburton Company            COM              406216101      311    10329 SH       Sole                                      10329
Home Depot, Inc.               COM              437076102      340    10517 SH       Sole                                      10517
Honeywell International Incorp COM              438516106     1046    23108 SH       Sole                                      23108
ITC Hldgs Corp Com             COM              465685105     1009    18347 SH       Sole                                      18347
Intel Corporation              COM              458140100      568    25488 SH       Sole                                      25488
International Business Machine COM              459200101     1994    15548 SH       Sole                                      15548
JPMorgan Chase & Co.           COM              46625H100     2089    46693 SH       Sole                                      46693
Johnson & Johnson              COM              478160104      610     9354 SH       Sole                                       9354
L-1 Identity Solutions Inc     COM              50212A106      201    22500 SH       Sole                                      22500
McDonald's Corporation         COM              580135101      536     8038 SH       Sole                                       8038
McKesson Corporation           COM              58155Q103      394     6000 SH       Sole                                       6000
Mead Johnson Nutri Co Com      COM              582839106      748    14377 SH       Sole                                      14377
Medco Health Solutions, Inc.   COM              58405U102     1285    19907 SH       Sole                                      19907
Merck & Company Inc New Com    COM              58933y105      307     8221 SH       Sole                                       8221
Microsoft Corporation          COM              594918104     1602    54696 SH       Sole                                      54696
Motorola, Inc.                 COM              620076109      357    50895 SH       Sole                                      50895
NIKE, Inc. Class B             COM              654106103      322     4376 SH       Sole                                       4376
Norfolk Southern Corporation   COM              655844108      855    15289 SH       Sole                                      15289
Occidental Petroleum Corporati COM              674599105      653     7726 SH       Sole                                       7726
Oracle Corporation             COM              68389X105      464    18045 SH       Sole                                      18045
PartnerRe Ltd.                 COM              G6852T105     1017    12753 SH       Sole                                      12753
PepsiCo                        COM              713448108      366     5531 SH       Sole                                       5531
Pfizer Inc.                    COM              717081103      262    15298 SH       Sole                                      15298
Philip Morris International In COM              718172109     1527    29272 SH       Sole                                      29272
Praxair, Inc.                  COM              74005P104      573     6901 SH       Sole                                       6901
Procter & Gamble Company       COM              742718109     1190    18804 SH       Sole                                      18804
Range Res Corp                 COM              75281A109     1042    22231 SH       Sole                                      22231
Raytheon Company               COM              755111507      205     3594 SH       Sole                                       3594
Schlumberger Limited           COM              806857108      444     6993 SH       Sole                                       6993
Seaco Ltd. Ord. F              COM              g79441104        2    10130 SH       Sole                                      10130
Sirius XM Radio Inc.           COM              82967N108       16    18125 SH       Sole                                      18125
Suncor Energy Inc.             COM              867229106      586    18010 SH       Sole                                      18010
Teekay Shipping Marshall Isl   COM              Y8564W103      641    28174 SH       Sole                                      28174
Trueblue Inc.                  COM              89785X101      237    15318 SH       Sole                                      15318
Verisk Analytics Inc. Cl A     COM              92345Y106     1248    44255 SH       Sole                                      44255
Visa Inc.                      COM              92826C839      358     3934 SH       Sole                                       3934
Wal-Mart De Mexico SA De Cv Cl COM              P98180105      172    33566 SH       Sole                                      33566
Walgreen Company               COM              931422109      360     9705 SH       Sole                                       9705
Artisan Mid Cap Value Fund     COM              04314H709     8960   483033 SH       Sole                                     483033
Stadion Invt Tr Stdn Mng Ptf A COM              85235B103     2240   233525 SH       Sole                                     233525
iShares Russell 1000 Growth In COM              464287614     2362    45469 SH       Sole                                      45469
iShares Russell 1000 Value Ind COM              464287598     1551    25403 SH       Sole                                      25403
iShares Russell 2000 Index     COM              464287655      528     7785 SH       Sole                                       7785
iShares S&P 500 Index          COM              464287200      795     6776 SH       Sole                                       6776
iShares S&P MidCap 400 Index   COM              464287507      505     6414 SH       Sole                                       6414
Vanguard Intl Eqty Idx Allwrld COM              922042775     3824    86041 SH       Sole                                      86041
iShares MSCI AC Asia Ex Japan  COM              464288182      235     4149 SH       Sole                                       4149
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